EMPLOYEE BENEFIT OBLIGATIONS (Defined contribution plan Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of information about defined benefit plans [abstract]
Defined contribution expenses	$ 7.8	$ 6.7